Revenue (Revenue by Contract Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,767	$ 5,639	$ 4,913
U.S. Government
Disaggregation of Revenue [Line Items]
Total revenues	318	241	173
Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	1,535	1,609	1,444
Cost Reimbursable
Disaggregation of Revenue [Line Items]
Total revenues	4,232	4,030	3,469
Government Solutions
Disaggregation of Revenue [Line Items]
Total revenues	4,055	4,042	3,582
Government Solutions | Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	1,038	1,089	1,032
Government Solutions | Cost Reimbursable
Disaggregation of Revenue [Line Items]
Total revenues	3,017	2,953	2,550
Sustainable Technology Solutions
Disaggregation of Revenue [Line Items]
Total revenues	1,712	1,597	1,331
Sustainable Technology Solutions | Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	497	520	412
Sustainable Technology Solutions | Cost Reimbursable
Disaggregation of Revenue [Line Items]
Total revenues	1,215	1,077	919
Other
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Other | Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Other | Cost Reimbursable
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 0	$ 0